Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2024	Sep. 30, 2023	Jun. 19, 2023	Apr. 11, 2023	Apr. 24, 2019
Statement of Financial Position [Abstract]
Ordinary shares, par value	$ 0	$ 0
Ordinary shares, shares authorized	100,000,000	100,000,000	100,000,000	2,000,000,000	50,000
Ordinary shares, shares issued	20,000,000	20,000,000
Ordinary shares, shares outstanding	20,000,000	20,000,000